FAIR VALUE MEASUREMENT - Additional details (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Maturity period of money market funds		3 months
Undiscounted maximum payment under earn-out consideration represents arrangements	$ 2,700	$ 2,700
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount 1	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount 1	0	0	$ 0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount 1	0	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount 1	$ 0	$ 0	$ 0